Long-Term Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Long-Term Debt

Note 13 — Long-Term Debt

Long-term debt consisted of the following:

	March 31, 2013	December 31, 2012

Note payable to an officer of the Company. The principal is not subject to a fixed repayment schedule, bears interest at 8% per annum and is secured by all of the assets of the Company	$209,208	$209,208
Note payable to an officer of the Company. The principal and interest is subject to a fixed blended repayment schedule of 36 months, commencing July 15, 2013. The loan bears interest at 12% per annum and is secured by a subordinated position in all the assets of the Company.	225,719	225,719
Note payable for research and development equipment. The principal is subject to a fixed semi-annual repayment schedule commencing October 31, 2012 over 48 months. The note carries a 0% interest, but imputed interest has been accrued based on a 12% discount rate and is reflected as a reduction in the principal.	396,004 (90,678)	396,004 (97,003)
Convertible, Senior Secured Term Debt. The principal is to be repaid over 15 months, with equal payments of principal beginning on October 15, 2013. The loan bears interest at 13.5%, per annum, which is payable monthly on the 15th of each month. The loan is secured by a first security position in all the Intellectual Property assets of the Company and a security interest in all of the other assets of the Company that is subordinate only to the security interest that secures the Company’s working capital loan.	619,122	619,122
Convertible, Senior Secured Term Debenture. The principal is to be repaid on a periodic basis in an amount equal to $200,000 on each of February 1, 2014, May 1, 2014 and August 1, 2014 and $50,000 on each of August 1, 2015, August 1, 2016, August 1, 2017 and March 21, 2018. The debenture bears interest at 16.0%, per annum, which is payable quarterly on February 1, May 1, August 1 and November 1, beginning on August 1, 2013. The loan is secured by a first security position in all the assets of the Company.	800,000	—
Discount related to Warrants issued pursuant to the above Convertible, Senior Term Debenture that was recorded as a derivative liability, net of $3,403 in amortization.	(617,069)	—
Long-term secured deferred trade payable for which the principal and interest is subject to a fixed blended repayment schedule of 24 and 36 months, commencing July 15, 2013. The deferred trade payable bears interest at 12% per annum and is secured by a subordinated position in all the assets of the Company.	1,320,643	1,320,643
Note payable for which the principal and interest is subject to a fixed blended repayment schedule of 36 months, commencing July 15, 2013. The loan bears interest at 12% per annum and is secured by a subordinated position in all the assets of the Company.	101,748	101,748

	$2,964,157	$2,775,441
Less: Amount Due Within One Year	(1,283,355)	(1,060,188)

Amount Due After One Year	$1,680,802	$1,715,253

The aggregate maturities for all long-term borrowings as of March 31, 2013 are as follows:

2013	2014	2015	2016	Thereafter	Total
$1,283,355	$971,740	$440,785	$59,069	$209,208	$2,964,157

In connection with the sale of the TDG Assets, certain of the Company’s lenders entered into Loan Modification and Consent agreements pursuant to which each consented to the sale, as required by the loan agreements between the Company and each such lender,and released its security interest in the TDG Assets sold. Pursuant to a Loan Modification and Consent Agreement regarding the Company’s Convertible, Senior Secured Term Debt Loan, which was in default at the time of the sale, the Company paid this Senior Lender $4,450,000 in reduction of the obligations of the Company to the Senior Lender. The obligation of the Company to repay the remaining amount due to the Convertible Senior Secured Term Debt Lender, $619,122 was represented by a new note in that amount. This new note carries an interest rate of 13.5%, to be paid monthly. The principal amount of the note is to be repaid over 15 months, with equal principal payments commencing on October 15, 2012. The Company also agreed to use 40% of any of the earn-out payments received under the TDG Asset Purchase Agreement to reduce the principal of this new note. The Convertible Senior Secured Term Debt agreement contains certain covenants, including the maintenance of minimum cash, cash equivalents, and undrawn availability under any bank working capital line in an aggregate amount of at least 40% of the sum of (i) the outstanding principal amount of the loan and (ii) unpaid interest. The Company has not made any of its required principal payments and since February 2013 stopped making monthly interest payments. It does not intend to make subsequent payments to the lender for at least the next 3 months. As a result the Company is default under its loan agreement with the lender. The Company and the lender are currently attempting to negotiate a waiver or enter into a forbearance agreement, under which the lender would agree to forbear from enforcing its remedies against the Company. As such the lender is currently able to exercise its remedies under their loan agreement, including acceleration of the amounts due and foreclosure and sale of the collateral held by it. Even if the Company receives a waiver or enters into a forbearance agreement, it is uncertain whether the Company will be able to meet the conditions contained in any such waiver or forbearance agreement. Accordingly the entire principal amount of Convertible, Senior Secured Term Debt has been shown as current and due within one year.

Pursuant to the various other Loan Modification and Consent agreements, the Company at the time secured from each secured term note payable holders agreements to defer further payments on their respective Note Payable due from the Company until July 15, 2013 after which the notes are to be repaid in 24 to 36 equal monthly installments. Additionally the Company has agreed to use 15% of any of the earn-out payments received under the TDG Asset Purchase Agreement to reduce such Notes Payable.

Pursuant to its original transaction with the holder of the Senior Secured Term Debt, the Company issued to that lender warrants to purchase up to 533,333 shares of common stock (the “Warrants”), at an exercise price of $7.47 per share, exercisable at any time prior to December 23, 2014. The fair value of these Warrants, $1,010,379 was reflected as a discount against the loan amount, but because of the loan’s restructuring and the early repayment of the principal resulting from the TDG Assets sale, the unamortized discount of $636,678 was fully expensed in the second quarter of 2012. The maximum number of shares of common stock that may be issued pursuant to: (i) the exercise of Warrants; and (ii) the conversion of principal and interest owing under the Loan, may not exceed 620,396 Common Shares. The holder of these Warrants has agreed subject to the closing of the Company’s proposed public stock offering, to exchange the Warrants into the greater of (a) 200,000 shares of the Company’s common stock, or (B) the Black Scholes value of the warrants (calculated using the Bloomberg OV function) as of the date of the pricing of the Company’s proposed public stock offering based upon the per share offering price of the common stock in the Company’s proposed public stock offering. Additional information regarding the exchange agreement may be found in the Form 8-K filed by the Company on April 2, 2013.

On March 21, 2013, the Company entered into a Securities Purchase Agreement with Hillair Capital Management L.P. (Hillair), pursuant to which, on March 21, 2013, the Company issued to Hillair a $800,000 16% secured convertible debenture due March 21, 2018. The debenture bears interest at a rate of 16% per year, payable quarterly in cash or shares of common stock at the Company’s option. Commencing on February 1, 2014, the Company is required to redeem a certain amount under the debenture on a periodic basis in an amount equal to $200,000 on each of February 1, 2014, May 1, 2014 and August 1, 2014 and $50,000 on each of August 1, 2015, August 1, 2016, August 1, 2017 and March 21, 2018, until the debenture’s maturity date of March 21, 2018; which the Company may make in cash or common stock at our option subject to certain conditions. The debenture is convertible into shares of its common stock at a conversion price of $4.29 per share, subject to certain conversion price adjustments for the first six months. In connection with the debenture issuance, the Company also issued to Hillair five-year warrants to purchase 186,480 shares of our common stock at an exercise price of $4.72 per share, which is subject to exercise price adjustments. The warrants have been reflected as a derivative liability on the balance sheet and recorded as a discount against the debenture. See Note 11 for further details. Additional information regarding the debenture may be found in the Form 8-K filed by the Company on March 27, 2013.

Upon closing of the debenture transaction, the Company retained Gentry Capital Advisors LLC (Gentry) as a financial advisor and agreed to pay Gentry a fee of $50,000 over a period of 4 months commencing upon the closing. The Company also issued to Gentry five-year warrants to purchase 20,000 shares of common stock at an exercise price of $4.72 per share, which warrant contained terms substantially similar to the warrants issued to Hillair. The fair value of these warrants was calculated as $66,603 and is reflected in the deferred debenture issuance costs below.

In connections with the issuance of the debenture the company incurred issuance costs which totaled $227,174, inclusive of the financial advisor’s warrant discussed above. These costs will be amortized on a straight-line basis over the five year life of the debenture. Accumulated amortization to March 31, 2013 was $1,244.

On March 27, 2013, the Company entered into several debt conversion agreements representing the $2,476,440 of the long-term debt reflected in table above. Pursuant to the agreements, each lender agreed to convert its outstanding secured promissory note, together with accrued interest thereon into shares of the Company’s common stock, subject to the closing of the Company’s proposed public stock offering by June 30, 2013, at a conversion price equal to the public offering price. Additional information regarding the debt conversion agreements may be found in the Form 8-K filed by the Company on April 2, 2013.

Note 17 — Long-Term Debt

Long-term debt consisted of the following at December 31:

	December 31, 2012	December 31, 2011

Note payable to an officer of the Company. The principal is not subject to a fixed repayment schedule, bears interest at 8% per annum and is secured by all of the assets of the Company	$209,208	$209,208
Note payable to an officer of the Company. The principal and interest is subject to a fixed blended repayment schedule of 36 months, commencing July 15, 2013. The loan bears interest at 12% per annum and is secured by a subordinated position in all the assets of the Company	225,719	294,319
Note payable for research and development equipment. The principal is subject to a fixed semi-annual repayment schedule commencing October 31, 2012 over 48 months.	396,004	396,004
The note carries a 0% interest, but imputed interest has been accrued based on a 12% discount rate and is reflected as a reduction in the principal.	(97,003)	(122,305)
Convertible, Senior Secured Term Debt. The principal is subject to a fixed repayment schedule beginning in October through to October 2013, bears interest at 13.5%, per annum, which is due and payable monthly, beginning July 15, 2012. The loan is secured by a first security position in all the assets of the Company. Principal payments in arrears totaled $154,781 as of December 31, 2012	619,122	4,549,520
Unamortized debt discount related Warrants issued pursuant to Senior Term Debt net of $-0- and $252,595 for 2012 and 2011 respectively.	-0-	(752,248)
Long-term secured deferred trade payable for which the principal and interest is subject to a fixed blended repayment schedule of 24 and 36 months, commencing July 15, 2013. The deferred trade payable bears interest at 12% per annum and is secured by a subordinated position in all the assets of the Company.	1,320,643	1,320,643
Note payable for which the principal and interest is subject to a fixed blended repayment schedule of 36 months, commencing July 15, 2013. The loan bears interest at 12% per annum and is secured by a subordinated position in all the assets of the Company.	101,748	101,745

	$2,775,441	$5,996,889
Less: Amount Due Within One Year	(1,060,188)	(4,924,838)

Amount Due After One Year	$1,715,253	$1,072,051

The aggregate maturities for all long-term borrowings as of December 31, 2011 are as follows:

2013	2014	2015	2016	Thereafter	Total
$1,060,188	$688,972	$568,335	$457,946	$—	$2,775,441

Aggregate maturities reflect future cash principle payments exclusive of non-cash amortization discount.

On December 23, 2010, the Company issued Convertible, Senior Secured Term Debt in the principal amount of $4,000,000 which accrued interest at a rate of 12% per annum, payable semi-annually commencing June 23, 2011. The Company issued to the Senior Secured Term Debt Lender warrants to purchase up to 533,333 Common Shares (the “Warrants”), at an exercise price of $7.47 per share, at any time prior to December 23, 2014. The fair value of these Warrants, $1,010,379 was reflected as a discount against the loan amount, net of amortization of $-0- in 2012 and $252,595 in 2011. As a result of the TDG Asset Sale on June 15, 2012 and the early repayment of the entire principal, the unamortized discount of $636,678 was fully expensed in the second quarter of 2012.

The maximum number of Common Shares that may be issued pursuant to: (i) the exercise of Warrants; and (ii) the conversion of principal and interest owing under the Loan, shall not exceed 620,236 Common Shares.

Pursuant to the Senior Secured Term Debt transaction, on December 23, 2010, an aggregate amount of $2,320,980 in principal and accrued interest outstanding on certain current Notes Payable and secured deferred trade payables was deferred and added to long-term debt and is included in the above table. Included in these Notes Payable noted above, are Long-term secured deferred trade payables representing amounts owed to two suppliers of the Company for component purchases in 2009 that have been deferred and remain outstanding. The principal amount of $1,746,000 was originally due and payable on January 15, 2011. However as part of the Company’s debt restructuring pursuant to the Senior Secured Term Debt mentioned above, the two suppliers agreed to extend the period of repayment for 24 and 36 months respectively, inclusive of accrued interest, with monthly equal blended payments commencing January 15, 2011. In connection with the sale of the TDG Assets, these lenders entered into Loan Modification and Consent agreements pursuant to which each consented to the sale and released their security interest in the TDG Assets sold. The deferred trade payables totaling $1,320,643 then owed to the two lenders were modified and restructured under which the principal and interest would become subject to a fixed blended repayment schedule of 24 and 36 months, commencing July 15, 2013. These deferred trade payables are secured by all of the assets of the Company and interest on the outstanding balances is payable at 12% per annum. In the event the Company consummates an new equity financing that results in gross proceeds of at least US$10,000,000 then the Company must, subject to regulatory approvals apply not less than 50% of the proceeds from the such equity financings to the prompt payment of the Long-term deferred trade payable.

In connection with the sale of the TDG Assets, certain of the Company’s lenders entered into Loan Modification and Consent agreements pursuant to which each consented to the sale, as required by the loan agreements between the Company and each such lender, and released its security interest in the TDG Assets sold. Pursuant to a Loan Modification and Consent Agreement regarding the Company’s Convertible, Senior Secured Term Debt Loan, which was in default at the time of the sale, the Company paid this Senior Lender $4,450,000 in reduction of the obligations of the Company to the Senior Lender. The obligation of the Company to repay the remaining amount due to the Convertible Senior Secured Term Debt Lender, $619,122 was represented by a new note in that amount. This new note carries an interest rate of 13.5%, to be paid monthly. The principal amount of the note is to be repaid over 15 months, with equal principal payments commencing on October 15, 2012. The Company also agreed to use 40% of any of the earn-out payments received under the TDG Asset Purchase Agreement to reduce the principal of this new note. The Convertible Senior Secured Term Debt agreement contains certain covenants, including the maintenance of minimum cash, cash equivalents, and undrawn availability under any bank working capital line in an aggregate amount of at least 40% of the sum of (i) the outstanding principal amount of the loan and (ii) unpaid interest.

The Company has not made any of its required principal payment and was a total of $154,781 in arrears as of December 31, 2012 and was not in compliance with its minimum cash covenant under its loan agreement. As a result the Company is default under its loan agreement with the lender and the interest rate on this loan is now 18.5% until the default is cured. The Company and the lender are currently attempting to negotiate a waiver or have them enter into a forbearance agreement, under which they would agree to forbear from enforcing their remedies against the Company, but they have not agreed to do so at this time. As such the lender is currently able to exercise its remedies under the loan agreement, including acceleration of the amounts due and foreclosure and sale of the collateral held by it. Even if the Company receives a waiver or enters into a forbearance agreement, it is uncertain whether the Company will be able to meet the conditions contained in any such waiver or forbearance agreement. Accordingly the entire principal amount of Convertible, Senior Secured Term Debt has been shown as current and due within one year.

Pursuant to the various other Loan Modification and Consent agreements, the Company in connection with the sale of the TDG Assets made payments totaling $200,000 in reduction of the obligations owed to certain Notes Payable holders. Each such secured note holders agreed to defer further payments on its Note Payable due from the Company until July 15, 2013 after which the notes are to be repaid in 24 to 36 equal monthly installments. Additionally the Company has agreed to use 15% of any of the earn-out payments received under the TDG Asset Purchase Agreement to reduce such Notes Payable.